Tangible Assets - Summary of Property, Plant and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 10,486,478	$ 11,055,170	$ 16,009,655
Acquisition	31,875	489,292	6,630,260
Addition from acquisition			140,253
Disposals	(30,813)	(1,590)	(9,254,130)
Depreciation	(351,025)	(756,117)	(1,346,324)
Impairment loss		(19,004)
Others	(651,030)	(281,273)	(1,124,544)
Property, plant and equipment at end of period	9,485,485	10,486,478	11,055,170
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	5,312,578	5,449,778	4,543,328
Acquisition	0	0	3,233,219
Addition from acquisition			0
Disposals	0	0	(2,090,933)
Depreciation	0	0	0
Impairment loss		0
Others	(334,048)	(137,200)	(235,836)
Property, plant and equipment at end of period	4,978,530	5,312,578	5,449,778
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	3,010,192	3,214,244	7,343,309
Acquisition	0	0	2,152,654
Addition from acquisition			0
Disposals	0	0	(5,535,877)
Depreciation	(59,008)	(122,017)	(234,555)
Impairment loss		0
Others	(187,965)	(82,036)	(511,287)
Property, plant and equipment at end of period	2,763,219	3,010,192	3,214,244
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	9,121	9,974	448,653
Acquisition	0	0	0
Addition from acquisition			0
Disposals	0	0	(391,586)
Depreciation	(288)	(596)	(11,520)
Impairment loss		0
Others	(568)	(258)	(35,573)
Property, plant and equipment at end of period	8,265	9,121	9,974
Machineries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,869,913	2,085,058	2,972,429
Acquisition	0	173,609	1,179,928
Addition from acquisition			0
Disposals	0	0	(1,234,535)
Depreciation	(145,752)	(316,424)	(643,617)
Impairment loss		(19,004)
Others	(114,336)	(53,326)	(189,147)
Property, plant and equipment at end of period	1,609,825	1,869,913	2,085,058
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	12,059	16,111	2,328
Acquisition	0	0	18,262
Addition from acquisition			0
Disposals	0	(1)	0
Depreciation	(1,747)	(3,612)	(4,667)
Impairment loss		0
Others	(719)	(439)	188
Property, plant and equipment at end of period	9,593	12,059	16,111
Tools [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	232	12,786	20,874
Acquisition	0	0	0
Addition from acquisition			23,268
Disposals	0	0	(1)
Depreciation	(39)	(12,373)	(15,195)
Impairment loss		0
Others	(13)	(181)	(16,160)
Property, plant and equipment at end of period	180	232	12,786
Furniture [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	44,867	67,591	45,287
Acquisition	13,682	17,606	21,672
Addition from acquisition			116,985
Disposals	0	0	0
Depreciation	(11,779)	(37,222)	(25,217)
Impairment loss		0
Others	(2,300)	(3,109)	(91,136)
Property, plant and equipment at end of period	44,470	44,867	67,591
Facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	43,218	64,781	273,904
Acquisition	0	0	0
Addition from acquisition			0
Disposals	0	0	(1,198)
Depreciation	(9,181)	(19,751)	(187,572)
Impairment loss		0
Others	(2,513)	(1,812)	(20,353)
Property, plant and equipment at end of period	31,524	43,218	64,781
ROU assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	184,298	134,847	359,543
Acquisition	18,193	298,077	24,525
Addition from acquisition			0
Disposals	(30,813)	(1,589)	0
Depreciation	(123,231)	(244,122)	(223,981)
Impairment loss		0
Others	(8,568)	(2,915)	(25,240)
Property, plant and equipment at end of period	$ 39,879	$ 184,298	$ 134,847